INCOME TAXES (BENEFIT) (Details 2) (JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Movement in the valuation allowance for deferred tax assets
Balance at beginning of year	¥ 22,856	¥ 801	¥ 22,931
Additions	36,122	22,831	25
Deductions	(1,654)	(776)	(22,155)
Balance at end of year	57,324	22,856	801
Japan
Operating loss carryforwards
Operating loss carryforwards	11,753
US
Operating loss carryforwards
Operating loss carryforwards utilized to offset current taxable income		34,603	18,705
Operating loss carryforwards	205,695
South Korean and Taiwan
Operating loss carryforwards
Operating loss carryforwards	¥ 170,812